OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Prepayments for materials	7,509	16,372
Prepayments for R&D	110	698
Prepayments for utilities	571	596
Other prepayments	341	250
Deductible value-added tax input	207	630
Other receivable	1,662	250
Promissory note receivable	-	1,380
Deferred cost	-	2,959
Subtotal	10,400	23,135
Less: allowance for bad debts	(449)	(230)
Net balance	9,951	22,905